ACCOUNTS RECEIVABLE (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
ACCOUNTS RECEIVABLE.
Accounts receivable	$ 134,960	¥ 971,135	$ 211,369
Allowance for CECL	$ (134,960)		(47,199)
Accounts receivable, net			$ 164,170